INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Tax rates applicable to the Company

The taxable income of an Israeli company is subject to a corporate tax rate of 23% for 2022 and 2021. The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.
Loss before taxes is comprised as follows:

	December 31, 2022	December 31, 2021
Domestic (Israel)	$(109,088)	$(498,242)
Foreign	3,416	$(5,807)
Total	$(105,672)	$(504,049)

Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit)

The main reconciling item between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating loss carryforward of the Company due to the uncertainty of the realization of such tax benefits and the unrecognized tax positions recorded in the period.

Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforward and other temporary differences.

The following table presents the significant components of the Company’s deferred tax assets:
NOTE 12. INCOME TAXES (cont.)

	December 31, 2022	December 31, 2021
Deferred tax assets:
Operating loss carryforward	$35,682	$22,723
Share based compensation	96,553	98,396
Research and development	13,379	5,586
Accrued social benefits and other	414	366
Other costs	2,679	—
Operating lease liability	5,227	—
Deferred tax asset before valuation allowance	$153,934	$127,071
Valuation allowance	(144,444)	(126,898)
Total deferred tax assets	$9,490	$173

Fixed Assets	(3,103)	(173)
Operating lease right-of-use asset	(6,387)	—
Deferred tax liabilities	$(9,490)	$(173)
Net deferred taxes	$—	$—

As of December 31, 2022 and 2021, the Company has provided a full valuation allowance in respect of deferred tax assets resulting from tax loss carry forwards in the Israeli parent and other temporary differences. Management currently believes that since the Company and its subsidiaries have a history of losses on a consolidated basis it is more likely than not that the deferred tax regarding the loss carry forward and other temporary differences will not be realized in the foreseeable future.

The net changes in the total valuation allowance for each of the years ended December 31, 2022 and 2021, are comprised as follows:

	December 31, 2022	December 31, 2021
Balance at January 1, 2022	$126,898	$9,409
Additions during the year	17,546	117,489
Balance at December 31, 2022	$144,444	$126,898

Income taxes are comprised as follows:

	December 31, 2022	December 31, 2021
Current	$1,748	$1,281
Deferred	—	—
	$1,748	$1,281

	December 31, 2022	December 31, 2021
Domestic	$136	$—
Foreign	1,612	1,281
	$1,748	$1,281
NOTE 12. INCOME TAXES (cont.)

Uncertain tax positions

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	December 31, 2022	December 31, 2021
Opening balance	$856	$—
Tax positions reversed in current year related to previous year	(405)	—
Tax positions taken in current year	1,230	856
Accrued interest	45	—
Ending Balance	$1,726	$856

The Company recognizes interest and penalties, if any, related to unrecognized tax positions in income tax expense.

Tax assessments

The Company has subsidiaries around the world subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries are subject to tax are Israel, the U.S, and the U.K.

Income tax returns are open for examination for the tax years 2018-2022 in Israel, 2018-2022 in the U.S., and 2021-2022 in the U.K. As a global organization, the Company may be subject to a variety of transfer pricing challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the Consolidated Financial Statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the Consolidated Financial Statements.

Net operating loss carryforward

As of December 31, 2022, the Company and it’s subsidiaries had net operating carry forward losses for tax purposes which may be carried forward and offset against taxable income in the future for an indefinite period.

Name of Subsidiary	Net Operating Loss Carryforwards
REE Automotive Ltd	$142,235
REE Automotive UK Limited	$11,535
REE Automotive Holdings Inc. (1)	$338
REE Automotive Japan K.K.	$25
(1) Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.